Equity (Details 1) - Warrants [Member]	12 Months Ended
Mar. 31, 2020 $ / shares shares
Number of Shares
Outstanding, Beginning | shares
Granted | shares	59,052
Exercised | shares
Cancelled | shares
Outstanding, Ending | shares	59,052
Weighted Average Exercise Price
Outstanding Beginning | $ / shares
Granted | $ / shares	6.25
Exercised | $ / shares
Cancelled | $ / shares
Outstanding, Ending | $ / shares	$ 6.25